NON-FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property Plant And Equipment Intangible Assets Right Of Use Assets And Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	$ (98)
Profit (loss)	(17)
Other comprehensive income
Deferred tax liability, ending	(115)	$ (98)
Investments In Joint Ventures And Associates [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(9)	(7)
Profit (loss)	(1)	(2)
Other comprehensive income
Deferred tax liability, ending	(10)	(9)
Financial Assets At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(4)	(18)
Profit (loss)	(16)	14
Other comprehensive income	(16)
Deferred tax liability, ending	(36)	(4)
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(6)	(10)
Profit (loss)	4	4
Other comprehensive income
Deferred tax liability, ending	(2)	(6)
Provisions And Other Nondeductible Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning
Profit (loss)	(6)
Other comprehensive income
Deferred tax liability, ending	(6)
Adjustment For Tax Inflation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(58)	(163)
Profit (loss)	58	105
Other comprehensive income
Deferred tax liability, ending		(58)
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(175)	(500)
Profit (loss)	22	325
Deferred tax liability, ending	(169)	(175)
Tax Loss Carryforwards [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income	(16)
Property Plant And Equipment Intangible Assets And Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(98)	(301)
Profit (loss)		203
Deferred tax liability, ending		(98)
Other Liability [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning		(1)
Profit (loss)		1
Deferred tax liability, ending
Tax Loss Carryforwards [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	9	144
Profit (loss)	(7)	(135)
Other comprehensive income
Deferred tax asset, ending	2	9
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	210
Profit (loss)	(115)	210
Other comprehensive income
Deferred tax asset, ending	95	210
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	1	1
Profit (loss)	(1)
Other comprehensive income
Deferred tax asset, ending		1
Provisions And Other Nondeductible Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	62	58
Profit (loss)	(7)	4
Other comprehensive income
Deferred tax asset, ending	55	62
Other Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	1
Profit (loss)	3	1
Other comprehensive income
Deferred tax asset, ending	4	1
Deferred Tax Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	283	203
Profit (loss)	(127)	80
Other comprehensive income
Deferred tax asset, ending	$ 156	$ 283